Note 2 - Corporate Information and Group Structure	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
Note 2.	Corporate Information and Group Structure

Opera is a user-centric and innovative software company focused on enabling the best possible internet browsing experience across all devices. People use the Opera web browsers for their unique and secure features on their mobile phones and desktop computers. Opera generates revenue primarily when users of the web browsers make searches using the integrated search and address bar, and from advertising on Opera’s properties and properties of Opera network partners.

The chart below provides an overview of the corporate structure of the Group, including the places of incorporation of the Parent and its material subsidiaries.

Notes:
(1)	6% is held by additional Opera group entities.
(2)	20% held by nominee shareholders.

In addition to the subsidiaries outlined above, Opera has investments in unconsolidated companies. Details on these investments are provided in Note 11.

Opera Limited is the parent company of the Opera group. The Company, with its office at Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1- 1104, Cayman Islands, is an exempted company under the laws of the Cayman Islands. The address of the principal executive office is Vitaminveien 4, 0485 Oslo, Norway.

Opera Limited has American depositary shares (ADSs) listed on the Nasdaq Global Select Market, trading under the "OPRA" ticker symbol. Each ADS represents two ordinary shares in the Company. As of December 31, 2023, the total number of ordinary shares in the Company authorized for issue was 500,000,000, of which 175,036,568, equivalent to 87,518,284 ADSs, were outstanding. Each ordinary share has a par value of $0.0001. As of year-end 2023, Opera held 3,709,879 ADSs in treasury.

Effective from 2023, Opera’s chairman and chief executive officer, who has been identified as the chief operating decision maker, reviews operating results at the aggregate level of Opera as a whole. As a result, Opera has only one reportable segment.